Significant accounting policies	12 Months Ended
Dec. 31, 2011
Significant accounting policies
2.	Significant accounting policies

Basis of preparation

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP). The accounting policies set out below have been consistently applied to all periods presented in these consolidated financial statements.

Basis of consolidation

The accompanying consolidated financial statements include the accounts of Elster Group and its subsidiaries after elimination of intercompany accounts and transactions.

The equity method of accounting is used for investments in which Elster Group can exercise significant influence over the operating and financial policies of an investment but does not have control.

Use of estimates and judgments

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as well as disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the allowances for doubtful accounts and sales returns; reserves for obsolete inventory; useful lives of fixed assets and intangible assets; impairments of goodwill and long lived assets; the valuation and recognition of derivatives, deferred tax assets, and share-based compensation; and provisions for employee benefit obligations, warranties, environmental liabilities, income tax uncertainties and other contingencies.

Estimates and underlying assumptions are reviewed on an ongoing basis.

Foreign currency translation

The consolidated financial statements are presented in thousands of US Dollars (“USD” or “$”) which is the reporting currency of Elster Group, except for share information and per share amounts.

The assets and liabilities of Elster Group and its subsidiaries for which the functional currency is not the USD, are translated using period-end spot rates, whereas items of income and expense are translated using average exchange rates during the respective periods. Differences arising from such translation are included in accumulated other comprehensive income (loss) in shareholders’ equity. Currency effects from long-term investments in foreign subsidiaries are also included in accumulated other comprehensive income (loss).

Gains and losses from foreign currency transactions are included in other operating income (expense). The net foreign exchange gain in 2011, 2010 and 2009 was $127, $2,933 and $14,412, respectively.

Revenue recognition

Revenues result primarily from sales of Elster Group’s products, the most significant of which are meters for electricity, gas or water. Revenues on product sales are recognized when

•	persuasive evidence of an arrangement exists;

•	delivery has occurred;

•	the sales price is fixed or determinable; and

•	collectability is reasonably assured.

Elster Group offers integrated solutions to customers, mainly utilities, by bundling certain products with services. In certain transactions, the company bundles some products, known as “smart” meters and meter reading equipment, with software and services such as software implementation, project management, consulting or maintenance support.

In September 2009, the FASB issued Accounting Standards Update (ASU) No. 2009-13 “Multiple-Deliverable Revenue Arrangements ” (ASU 2009-13) which sets forth requirements that must be met for an entity to recognize revenue from the sale of a delivered item that is part of a multiple-element arrangement when other items have not yet been delivered, and ASU 2009-14, “Certain Revenue Arrangements that Include Software Elements” which addresses the accounting for revenue arrangements that contain both hardware and software elements. These ASUs which expand the scope and supersede certain guidance in ASC 605-25, “Revenue Recognition – Multiple-Element Arrangements” may be applied on a prospective basis for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010, with earlier application permitted, or they may be applied retrospectively to all comparable periods presented. These amendments eliminate the requirement that vendor specific objective evidence (VSOE) be available for all undelivered elements when software is involved or that VSOE or third-party evidence be available in multiple-element transactions not involving software. Elster Group early adopted these accounting standards for the December 31, 2010 consolidated financial statements filed on Form 20-F with the Securities and Exchange Commission on March 10, 2011. These standards were applied prospectively as of January 1, 2010 for all new and materially modified contracts with customers that combined multiple deliverables, such as products to be delivered and services to be rendered. Under the new accounting standards for revenue recognition, the Company allocates the total consideration for all elements to each separable element based upon the estimated relative selling price of each element. The selling price for a deliverable is based on its VSOE, if available, third party evidence if VSOE is not available, or estimated selling price if neither VSOE nor third party evidence are available.

Elster Group recognizes revenue for delivered elements that have stand-alone value to the customer in accordance with its revenue recognition policies for such products or services and defers revenue for undelivered elements until delivery of an element. The amount of revenue recognized is limited to the amount that is not contingent upon future shipments of products or rendering of services or performance obligations.

Deferred revenues are reported within liabilities and recognized as revenue in the subsequent period when the applicable revenue recognition criteria are met.

As a result of this change in accounting policies for revenue recognition in 2010, revenues for the twelve months ended December 31, 2010 were approximately $17,095 higher than revenues would have been using the previous accounting policies for revenue recognition. The increase in revenue results from shipments of products, mainly electricity meters, for contracts entered into on or after January 1, 2010 that relate to contracts with customers containing undelivered elements for which Elster Group was unable to establish VSOE under the previous standards.

Elster Group also generates revenue from projects in which the company engineers and manufactures gas utilization or metering products according to customer specifications that are accounted for by the percentage of completion method for revenue recognition. These projects are performed under customer project contracts and are referred to as customer contracts. As soon as the outcome of customer project contracts can be estimated reliably, contract revenue and expenses are recognized in profit or loss in proportion to the stage of completion of the contract. Contract revenues include the initial amount agreed in the contract (adjusted to reflect any change orders). The stage of completion is assessed by applying the percentage of contract cost incurred in relation to total estimated contract cost. When the outcome of a customer contract cannot be estimated reliably, contract revenue is recognized only to the extent of contract costs incurred that are likely to be receivable. An expected loss on a contract is recognized immediately.

All revenue is recognized net of applicable taxes such as sales tax or value-added tax.

Shipping and handling fees

Shipping and handling fees that are collected from the customers in connection with Elster Group’s sales are recorded as revenue in the consolidated statement of operations. The costs incurred with respect to shipping and handling are recorded as selling expenses and were $28,379, $27,038 and $24,525 in 2011, 2010 and 2009, respectively.

Advertising

Advertising costs are recorded in selling expense and are expensed as incurred. Advertising expenses were $7,095, $5,998 and $5,550 in 2011, 2010 and 2009, respectively.

Income taxes

Deferred taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and on tax loss and tax credit carryforwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income tax expense in the period in which the change is enacted. Deferred income tax assets are reduced by a valuation allowance to the extent that it is more likely than not that some portion or all of the deferred tax assets will not be realized. Interest and penalties on income taxes are classified as income tax expense.

The Group recognizes a tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities based solely on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement.

Research and development costs

Research and development costs primarily include employee compensation and third party contracting fees and are expensed as incurred. Software developed by Elster to be marketed or sold is generally not capitalized due to the relatively short period of time between technological feasibility and the completion of product and software development, and the immaterial nature of these costs.

Cash and cash equivalents

Cash and cash equivalents are comprised of cash on hand, current balances on bank accounts and highly liquid, short-term deposits with an original maturity of three months or less.

Restricted cash balances pledged as collateral to financial institutions in connection with customer performance bid guarantees and other sureties were $1,462 and $287 as of December 31, 2011 and 2010, respectively. These balances are included in other current assets in the consolidated balance sheets.

Accounts receivable

Elster Group’s accounts receivable are generally unsecured and the Company is at risk to the extent such amounts become uncollectible. Elster Group continually monitors accounts receivable balances and records an allowance for doubtful accounts at the time collection becomes questionable based on payment history or the age of the receivable. The allowance for doubtful accounts is based on the Company’s specific review of outstanding receivables at period end considering Elster Group’s experience. Accounts receivable are written-off against the allowance when Elster Group determines that an account or a portion thereof will not be collected.

Inventories

Inventories are valued at the lower of cost or market using the first-in, first-out method. The cost of inventories includes material, capitalized labor and overhead costs.

Property, plant and equipment

Property, plant and equipment are stated at cost, less accumulated depreciation and accumulated impairment losses. Equipment accounted for as capital leases are stated at the lessor of the original present value of minimum lease payments or the original fair value of the leased asset, less accumulated depreciation.

Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The useful lives are generally as follows:

Buildings	10 to 50 years
Plant and machinery	5 to 15 years
Other equipment	3 to 12 years

Leasehold improvements are capitalized and amortized over the term of the applicable lease, including renewal periods if reasonably assured, or over the useful lives, whichever is shorter.

Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and direct labor, any other costs directly attributable to bringing the asset to a working condition for its intended use. This also includes costs of dismantling, removing the items and restoring the site on which they are located, if required.

Improvements and replacements are capitalized to the extent that they increase the useful economic life or increase the expected economic benefit of the underlying asset. Repair and maintenance costs are expensed as incurred.

Interest cost incurred on borrowings related to construction of major projects that exceed a period of three months of construction is capitalized. Capitalized interest is added to the cost of qualified assets and amortized over the estimated useful lives of the related assets.

Long-lived assets are reviewed for impairment whenever events or circumstances indicate the carrying amount of an asset or asset group may not be recoverable. Assets are grouped and evaluated for impairment at the lowest level for which there are identified cash flows that are largely independent of the cash flows of other groups of assets. The carrying value of a long-lived asset is considered impaired when the estimated undiscounted future cash flow to result from the use of the asset and its eventual disposition is less than its carrying value. The amount of the impairment loss is recognized based on the amount by which the carrying value exceeds the fair value of the long-lived asset. Fair value is generally determined using a discounted cash flow analysis.

Business combinations

Business combinations are accounted for using the purchase method of accounting and the consolidated financial statements of Elster Group include the operations of an acquired business from the date of acquisition. Net assets of the acquired company and intangible assets that arise from contractual or legal rights, or are capable of being separated, are recorded at their fair value as of the date of acquisition.

Goodwill

Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired in a business combination. Elster Group performs its annual impairment test of goodwill each December 31 or more frequently whenever a triggering event occurs between the annual impairment test.

In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment” (“ASU 2011-08”), which amends the guidance in ASC 350-20, “Intangibles — Goodwill and Other – Goodwill”. Under ASU 2011-08, entities have the option of performing a qualitative assessment before calculating the fair value of the reporting unit when testing goodwill for impairment. If the fair value of the reporting unit is determined, based on qualitative factors, to be more likely than not less than the carrying amount of the reporting unit, then entities are required to perform the two-step goodwill impairment test. ASU 2011-08 is effective for fiscal years beginning after December 15, 2011, with early adoption permitted. Elster Group elected to early adopt this guidance for the 2011 goodwill impairment test performed in the fourth quarter. The adoption of this guidance did not affect our consolidated financial statements.

 The goodwill impairment test begins with a qualitative assessment to determine if a reporting unit’s fair value is more likely than not less than the carrying amount. If the Company determines that the fair value is more likely than not less than the carrying amount, or the Company decides to bypass the qualitative assessment for a reporting unit, the goodwill is tested for impairment under the two-step valuation test. The first step of the valuation test is to estimate the fair value of the reporting unit and compare the estimated fair value to the reporting unit’s carrying value. If the fair value is less than the carrying value, a second step is performed to determine the implied goodwill value by deducting the fair value of all tangible and intangible net assets of the reporting unit from the fair value of the reporting unit. If the implied fair value of the goodwill, as calculated, is less than the carrying amount of the goodwill, an impairment charge is recorded for the difference.

Other intangible assets

Separately acquired intangible assets are measured at cost. The cost of intangible assets acquired in a business combination is their estimated fair value on the date of the acquisition. Following initial recognition, intangible assets are carried at cost less accumulated amortization.

Intangible assets with indefinite useful lives are tested for impairment at least annually each December 31 and a review is performed to determine whether the indefinite life assumption continues to be appropriate. Any changes to the indefinite useful life assumption are recognized prospectively by amortizing the asset over its estimated remaining useful life. Certain trade names acquired in business combinations have been established many years ago, are being used by the Company and are expected to provide an economic benefit in the form of a competitive advantage for an indefinite period of time.

Intangible assets with finite lives are amortized over the estimated economic life using the method that best approximates their benefits (generally the straight-line-method) and are assessed for impairment whenever there is an indication that the intangible asset may be impaired. Subsequent expenditures are only capitalized when they increase the future economic benefit embodied in the specific asset to which they relate. All other expenditures, including expenditures on internally generated goodwill and trade names, are expensed as incurred.

 The estimated useful lives for finite-lived intangible assets are as follows:

Customer-related intangible assets	6 to 18 years
Contract-based intangible assets and software	3 to 5 years
Technology-related intangible assets	8 to 15 years

If the estimated useful life changes the carrying value is amortized prospectively over the revised useful life.

Derivative financial instruments

Elster Group enters into foreign currency forward contracts in order to manage currency risks arising from its forecasted and firmly committed foreign currency denominated cash flows. Elster Group enters into these contracts in order to limit future foreign exchange rate risk. Elster Group also enters into interest rate swaps to limit interest rate risk on its long-term debt.

Elster Group does not enter into derivative instruments for speculative purposes.

All derivatives are measured at fair value and reported either as current assets, if the fair value is positive, or as current liabilities, if the fair value is negative, on the consolidated balance sheet. All changes in fair value of derivatives are recorded in income unless a derivative is designated as hedging instrument.

Elster Group designates certain foreign currency forward contracts as a hedge of foreign currency denominated cash flows. The effective portion of the change in fair value of those foreign currency derivatives designated in a cash flow hedge is initially recognized in other accumulated comprehensive income (loss) and the ineffective portion, if any, is recognized in operating income; the balance recorded in other accumulated comprehensive income (loss) is subsequently recognized in income in the same period as the hedged item affects income.

Leases

Lease agreements are classified as either capital or operating leases.

When substantially all of the risks and benefits of ownership have been transferred to the Company, the lease is classified as a capital lease. Assets leased under the terms of a capital lease are capitalized at the lower of the fair value of the leased asset or the present value of the minimum lease payments. Capitalized leased assets are depreciated over the shorter of the estimated useful life of the asset or the lease term, unless there is reasonable certainty that the Group will obtain ownership by the end of the lease term in which case the period of expected use is the useful life of the asset.

Rent expense on operating leases is recognized on a straight-line basis over the term of the lease including renewal terms if, at inception of the lease, renewal is reasonably assured.

Employee benefits

Defined benefit plans

Certain of Elster Group’s subsidiaries sponsor defined benefit pension plans. In addition, the Group’s subsidiaries in the U.S. and Canada provide other postretirement benefits consisting of healthcare and life insurance benefits. The cost of providing these benefits is determined for each plan using the projected unit credit actuarial valuation method.

The Company recognizes the funded status of its defined benefit pension and other postretirement benefit plans on its consolidated balance sheet and all actuarial gains and losses and unrecognized past service costs and credits are reflected in other comprehensive income (loss) and amortized to net periodic cost over the future periods using the corridor method.

Also, certain subsidiaries provide termination benefits under terms of applicable laws or collective bargaining agreements or they pay long term service awards to their employees which are recognized when probable and reasonably estimable.

Share-based compensation

Elster Group has a Long-Term Incentive Plan (“LTIP”) that provides for the award of unvested American Depository Shares, each of which represent one-fourth of an ordinary share, to key employees and non-employee directors. Compensation cost is based on the grant-date fair value of the awards and is recognized, net of estimated forfeitures due to termination of employment, on a straight-line basis over the requisite service period of the award and depending on the evaluation of certain performance conditions. The requisite service period is generally the vesting period stated in the award.

Rembrandt Holdings SA, Luxembourg, the immediate parent and controlling shareholder (“Rembrandt”), sponsored a Management Equity Program (“MEP”) through Nachtwache Metering Management Vermögensverwaltungs GmbH&Co. KG (“Management KG”), an entity which was controlled by Rembrandt. The MEP granted certain members of senior management of Elster Group share-based payments. The obligation of the parent related to the MEP arrangement was accounted for as a cash-settled plan and remeasured through September 30, 2010, the date of listing in connection with the initial public offering. In connection with the initial public offering, previously unvested awards under the MEP became vested and all grantees were entitled to benefits from the sale of Elster shares rather than a formula value. Accordingly, the date of the offering was the final measurement date for the MEP, aggregate compensation expense was determined based on the fair value of $52 per ordinary share which was derived from the offering price of four American depositary shares representing one ordinary share. Elster Group recognized compensation expenses for the MEP and a corresponding contribution by the parent in additional paid-in capital within equity because Elster Group did not make or fund any payments under the MEP. Neither Elster Group nor Rembrandt obtained a tax benefit from payments made to Elster Group’s executives under the terms of the MEP.

Warranty provisions

Elster Group offers warranties on its products. The estimated cost of warranty claims is accrued based on historical and projected product performance trends and costs. Warranty claims are reviewed in order to identify potential warranty trends. If an unusual trend is noted, an additional warranty accrual may be recorded when a failure event is probable and the cost can be reasonably estimated. Management continually evaluates the sufficiency of the warranty provisions and makes adjustments when necessary. The changes in the carrying amount of the warranty provision are as follows:

	2011	2010
January 1	$31,564	$34,762
Warranty issued	14,531	13,837
Utilizations	-10,767	-13,978
Change in estimates	-4,893	-1,826
Foreign exchange fluctuation	-693	-1,231
December 31	$29,742	$31,564
Thereof:
Current	24,645	23,403
Noncurrent	5,097	8,161

The increase for change in estimates in 2011 includes a reduction in the warranty provision, due to a trend of lower claims, for a specific product in our gas segment that is no longer produced.

As of December 31, 2011, the noncurrent portion of the warranty obligations is presented as a separate line item on the balance sheet; the comparative amount was reclassified accordingly.

Earnings per share

Earnings per share is computed by dividing the net income attributable to ordinary shares by the weighted average number of ordinary shares outstanding for the period. The calculation of diluted earnings per share reflects the effect of all potentially unvested dilutive shares issued under the LTIP. None of the unvested shares were outstanding during the periods but diluted EPS is computed on a pro forma basis. For periods prior to our initial public offering there were no potentially dilutive instruments outstanding.

All stock splits have been recognized retrospectively. The cumulative dividends on preferred shares are excluded from net income attributable to ordinary shares for periods prior to our initial public offering when preferred shares were outstanding.

Recent accounting pronouncements not yet adopted

In June 2011 the FASB issued ASU 2011-05, “Comprehensive Income” (“ASU 2011-05”), which amends the disclosure requirements for the presentation of comprehensive income in ASC 220, “Comprehensive Income”. ASU 2011-05 eliminates the option to present components of other comprehensive income (OCI) as part of the statement of changes in equity. Under the amended guidance, all changes in OCI are to be presented either in a single continuous statement of comprehensive income, or in two separate but consecutive financial statements. The changes will be effective January 1, 2012 for Elster Group. There will be no impact to the consolidated financial results as the amendments relate only to changes in financial statement presentation.